Selected Quarterly Consolidated Financial Information	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Consolidated Financial Information
16.	SELECTED QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (Unaudited)

The selected quarterly financial data presented below should be read in conjunction with the Consolidated Financial Statements and related notes.

	Years Ended December 31,
	2013				2012
	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	(Dollars in thousands, except per share amounts)
Interest and dividend income	$25,213	$24,320	$23,255	$22,416	$22,183	$21,181	$20,968	$20,637
Interest expense	5,186	5,223	4,936	4,790	4,844	4,742	4,573	4,786

Net interest income	20,027	19,097	18,319	17,626	17,339	16,439	16,395	15,851
Provision for loan losses (1)	1,840	151	3,219	1,260	2,803	2,344	2,170	1,264

Net interest income, after provision for loan losses	18,187	18,946	15,100	16,366	14,536	14,095	14,225	14,587
Non-interest income (2)	5,101	5,234	4,720	4,361	4,169	4,539	8,660	3,893
Non-interest expenses (3)	17,041	15,587	15,595	16,292	15,517	14,366	14,799	15,266

Income before income taxes	6,247	8,593	4,225	4,435	3,188	4,268	8,086	3,214
Provision for income taxes	2,232	3,272	1,200	1,367	1,079	1,554	2,639	1,058

Net income	$4,015	$5,321	$3,025	$3,068	$2,109	$2,714	$5,447	$2,156

Income per share:
Basic	$0.19	$0.25	$0.14	$0.14	$0.10	$0.13	$0.25	$0.10
Diluted	$0.18	$0.24	$0.14	$0.14	$0.10	$0.12	$0.25	$0.10
Weighted Average Shares:
Basic	21,628,168	21,632,828	21,649,423	21,639,122	21,617,801	21,606,540	21,630,660	21,662,471
Diluted	22,035,664	22,000,504	21,962,628	21,952,607	21,925,933	21,871,578	21,808,507	21,826,307

(1)	The provision for loan losses for the third quarter of 2013 reflected lower provision expense related to specific reserves recorded for impaired loans.
(2)	Non-interest income fluctuates each quarter primarily due to securities gains. Non-interest income for the second quarter of 2012 includes the gain on sale of investment in affiliate bank of $4.8 million.
(3)	Non-interest expense for the fourth quarter of 2013 increased $1.5 million compared to the third quarter of 2013 primarily due to increases of $172,000 in occupancy and equipment expenses, $368,000 in marketing and advertising expenses, $264,000 in professional services expenses, $349,000 in foreclosed real estate expenses, and $268,000 in other general and administrative expenses.